Putnam
Money
Market
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-99

[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The past six months have been a positive, though relatively volatile time for U.S. financial markets. Investors grappled with recurring instability in the emerging markets, an apparent stall in U.S. economic growth, three short-term interest rate cuts by the Federal Reserve Board, and finally the economy's resilient return to strength. Putnam Money Market Fund's recent performance reflects this mixed environment. For the six months ended March 31, 1999, the fund's class A shares returned 2.47% at net asset value. You can find additional performance information on pages 5 and 6.

* DURATION ADJUSTMENTS KEEP PACE WITH INTEREST RATES

As the economic winds appeared to change during the period, the Fed also shifted its monetary policy. When the economy seemed in danger of stalling during the fall, the Fed stepped in to lower short-term interest rates three times in just seven weeks. Once the economy's growth rate appeared more secure, the Fed adopted a more neutral monetary stance. During the first quarter of calender 1999, market participants actually saw some potential for the Fed to raise rates, as inflation expectations rose, commodity prices began to rise, wage growth stopped declining, and money and credit continued to grow. These expectations were never realized, of course, although Fed Chairman Alan Greenspan did give some spirited anti-inflation rhetoric in his semiannual Humphrey-Hawkins testimony before the Senate on February 23.

Successfully managing your fund over the semiannual period required flexibility. Early in the fourth quarter of 1998, your fund's manager, Joanne M. Driscoll, extended duration in order to lock in higher money market yields. As the Fed began to lower interest rates, the fund's extended duration helped maintain its income stream. Toward the end of the year, Joanne brought the duration back to a more neutral position as it became clear that the Fed's easing bias was over. This allowed the fund to take advantage of a cyclical year-end increase in money market yields that generally occurs in December, when businesses issue securities at higher interest rates in order to fund operations over the year's end.

* QUALITY EMPHASIS, CONSERVATIVE STRATEGIES CONTINUE

With many international financial markets still experiencing difficulties during the fall, investors continued to take comfort in the liquidity, high quality, and relative stability of money market funds. Consequently, conservative, superior quality money market funds such as yours continued to experience record inflows of new capital over the period. Your fund has always made capital preservation and credit quality top priorities, investing in a wide spectrum of high-quality money market securities.

Early in the period, the fund manager bolstered quality even further by increasing the portfolio's exposure to U.S. government agency securities, which are among the highest quality investments available. At the same time, she reduced the portfolio's holdings of corporate and bank securities, which were unlikely to perform well in the prevailing flight-to-quality environment. When calm returned to the money markets in the first quarter of 1999, government securities holdings were reduced and the fund's exposure to top quality, higher-yielding commercial paper increased once again.

In the months ahead, Joanne will continue to pursue the conservative strategies that have served shareholders well thus far. She will remain watchful for opportunities to boost income while continuing to concentrate on preserving net asset value and maintaining a superior quality portfolio.

Respectfully yours,


/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
May 19, 1999

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/99, there is no guarantee the fund will continue to hold these securities in the future. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

PERFORMANCE COMPARISONS (3/31/99)

                                        Current
                                        return*
-----------------------------------------------
Passbook savings account                 1.50%
-----------------------------------------------
Taxable money market fund 7-day yield    4.44
-----------------------------------------------
3-month certificate of deposit           3.73
-----------------------------------------------
Putnam Money Market Fund (7-day yield)
-----------------------------------------------
    Class A                              4.66
-----------------------------------------------
    Class B                              4.16
-----------------------------------------------
    Class C                              4.51
-----------------------------------------------
    Class M                              4.51
-----------------------------------------------

The net asset value of money market mutual funds is uninsured and designed to be fixed, while distributions vary daily. Investment returns will fluctuate. The principal value on passbook savings and on bank CDs is generally insured up to certain limits by state and federal agencies. Unlike stocks, which incur more risk, CDs offer a fixed rate of return. Unlike money market funds, bank CDs may be subject to substantial penalties for early withdrawals.

* Sources: BankBoston (passbook savings), Bank Rate Monitor (3-month CDs), IBC/Donaghue's Money Fund Report (taxable money market fund compound 7-day yield).



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Money Market Fund is designed for investors seeking current income consistent with capital preservation, stable principal, and liquidity.

TOTAL RETURN FOR PERIODS ENDED 3/31/99

                       Class A      Class B           Class C       Class M
(inception date)      (10/1/76)    (4/27/92)          (2/1/99)     (12/8/94)
                         NAV      NAV     CDSC      NAV     CDSC      NAV
------------------------------------------------------------------------------
6 months                2.47%    2.24%   -2.76%    2.29%    1.29%    2.41%
------------------------------------------------------------------------------
1 year                  5.18     4.68    -0.32     4.74     3.74     5.04
------------------------------------------------------------------------------
5 years                28.11    24.94    22.94    25.01    25.01    27.16
Annual average          5.08     4.55     4.22     4.57     4.57     4.92
------------------------------------------------------------------------------
10 years               65.78    57.97    57.97    58.06    58.06    63.33
Annual average          5.18     4.68     4.68     4.68     4.68     5.03
------------------------------------------------------------------------------
Life of fund          392.54   340.82   340.82   341.08   341.08   376.26
Annual average          7.35     6.82     6.82     6.82     6.82     7.19
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current 7-day yield1    4.66%    4.16%    4.16%    4.51%    4.51%    4.51%
------------------------------------------------------------------------------
Current 30-day yield1   4.68     4.18     4.18     4.53     4.53     4.53
------------------------------------------------------------------------------
1The 7-day and 30-day yields are the two most common gauges for measuring money market mutual fund performance.

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/99

                                                 Lipper Money       Consumer
                                                Market Average     price index
------------------------------------------------------------------------------
6 months                                             2.20%            0.98%
------------------------------------------------------------------------------
1 year                                               4.70             1.73
------------------------------------------------------------------------------
5 years                                             26.76            12.09
Annual average                                       4.85             2.31
------------------------------------------------------------------------------
10 years                                            64.58            34.91
Annual average                                       5.11             3.04
------------------------------------------------------------------------------
Life of fund                                       395.77           186.46
Annual average                                       7.37             4.79
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns shown for class B, class C and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the higher operating expenses applicable to such shares. Certain sales charges may apply to class B, class C and class M shares upon redemption. See the prospectus for complete details. All returns assume reinvestment of distributions at NAV. Fund performance data do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns will fluctuate.

DISTRIBUTION INFORMATION
6 months ended 3/31/99

                               Class A      Class B      Class C      Class M
------------------------------------------------------------------------------
Distributions (number)            6            6            2            6
------------------------------------------------------------------------------
Income                        $0.024469    $0.022151    $0.007476    $0.023871
------------------------------------------------------------------------------
  Total                       $0.024469    $0.022151    $0.007476    $0.023871
------------------------------------------------------------------------------

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund. The fund's holdings do not match those in the Lipper average. Yield data more closely reflect the current earnings of the fund.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares.

Class A shares generally are fund shares purchased with an initial sales charge. In the case of your fund, which has no sales charge, the reference is to shares purchased or acquired through the exchange of class A shares from another Putnam fund. Exchange of your fund's class A shares into another fund may involve a sales charge, however.

Class B and class C shares generally are fund shares purchased with no initial sales charge but subject to a contingent deferred sales charge
(CDSC) upon redemption. However, class B and class C shares of your fund can be acquired only through exchange of class B or class C shares from another fund or purchased by certain systematic plan shareholders. A contingent deferred sales charge is a charge applied at the time of redemption of class B and class C shares and assumes redemption at the end of the period. The CDSC schedule will vary depending on whether the shares were acquired through exchange or through a systematic investment plan purchase. Consult your prospectus for details.

Class M shares generally have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption. In the case of your fund, which has no sales charge, exchange of your fund's class M shares into another fund may involve a sales charge, however.

COMPARATIVE BENCHMARKS

Lipper Money Market Fund Average, used for performance comparison purposes, is an arithmetic average of the total return of all money market mutual funds tracked by Lipper Analytical Services. Lipper is an independent rating organization for the mutual fund industry. Lipper rankings vary for other periods. The fund's holdings do not match those in the Lipper average. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.




Portfolio of investments owned
March 31, 1999 (Unaudited)

COMMERCIAL PAPER (88.7%) (a)                                                                   MATURITY
PRINCIPAL AMOUNT                                                                                 DATE                VALUE
Domestic (57.8%)
--------------------------------------------------------------------------------------------------------------------------
        $22,060,000  AES Hawaii, Inc. (Bank of America (LOC)) 4.8s                              4/9/99      $   22,033,528
         33,000,000  American General Finance Corp. 4.85s                                       5/11/99         32,817,721
         32,000,000  American General Finance Corp. 4.84s                                       5/3/99          31,858,027
         24,900,000  American General Finance Corp. 4.83s                                       4/30/99         24,799,778
         35,000,000  American General Finance Corp. 4.83s                                       4/27/99         34,873,213
        164,000,000  Associates Corp. Of North America 5.03s                                    4/1/99         163,977,085
         30,000,000  Bank Of New York Co. 4.83s                                                 4/16/99         29,935,600
         45,000,000  BankAmerica Corp. 4.87s                                                    5/6/99          44,780,850
         27,000,000  BankAmerica Corp. 4.81s                                                    11/3/99         26,217,172
         35,000,000  Chase Manhattan Corp. 4.83s                                                9/22/99         34,178,229
         30,000,000  Chevron Transport Corp. 4.95s                                              4/22/99         29,909,250
         30,000,000  Chevron Transport Corp. 4.85s                                              5/7/99          29,850,458
         25,000,000  Chevron Transport Corp. 4.83s                                              6/10/99         24,761,854
         40,000,000  Corporate Receivables Corp. 4.85s                                          5/4/99          39,816,778
         38,000,000  Corporate Receivables Corp. 4.84s                                          8/31/99         37,218,340
         35,000,000  Corporate Receivables Corp. 4.84s                                          5/27/99         34,731,783
         32,600,000  Corporate Receivables Corp. 4.83s                                          4/28/99         32,477,533
         21,000,000  CXC Inc. 4.9s                                                              6/4/99          20,814,208
         28,000,000  CXC Inc. 4.86s                                                             9/15/99         27,364,960
         37,000,000  CXC Inc. 4.84s                                                             4/21/99         36,895,537
         40,000,000  CXC Inc. 4.84s                                                             5/20/99         39,731,111
         30,000,000  CXC Inc. 4.83s                                                             4/19/99         29,923,525
         25,000,000  Delaware Funding Corp. 4.89s                                               5/7/99          24,875,125
         30,000,000  Eureka Securitization Inc. 4.84s                                           5/24/99         29,782,200
         30,000,000  Eureka Securitization Inc. 4.82s                                           4/5/99          29,979,917
         36,000,000  Falcon Asset Securitization Corp. 4 7/8s                                   4/20/99         35,902,500
         32,205,000  Falcon Asset Securitization Corp. 4 7/8s                                   4/19/99         32,122,139
         36,000,000  Falcon Asset Securitization Corp. 4.85s                                    6/17/99         35,621,700
         30,000,000  Falcon Asset Securitization Corp. 4.85s                                    4/19/99         29,922,733
         40,000,000  Ford Motor Credit Co. 4.83s                                                4/23/99         39,876,567
         37,600,000  Ford Motor Credit Co. 4.81s                                                4/8/99          37,559,810
         22,000,000  Formosa Plastics Corp.
                       (Bank of America (LOC)) 4.95s                                            6/29/99         21,727,750
         42,000,000  General Electric Capital Corp. 4.95s                                       4/6/99          41,965,350
         36,500,000  General Electric Capital Corp. 4.84s                                       5/12/99         36,293,897
         40,000,000  General Electric Capital Corp. 4.83s                                       6/8/99          39,629,700
         20,000,000  General Electric Capital Corp. 4.82s                                       5/26/99         19,850,044
         30,000,000  General Electric Capital Corp. 4.81s                                       6/7/99          29,727,433
        130,000,000  General Motors Acceptance Corp. 5.08s                                      4/1/99         129,981,655
         30,000,000  Goldman Sachs 4.85s                                                        8/17/99         29,438,208
         35,000,000  Goldman Sachs 4.85s                                                        7/14/99         34,504,896
         22,000,000  Goldman Sachs 4.85s                                                        5/26/99         21,834,022
         19,200,000  IBM Credit Corp. 4.87s                                                     4/14/99         19,163,637
         30,000,000  IBM Credit Corp. 4.82s                                                     4/13/99         29,947,783
         25,000,000  International Business Machines Inc. 4.83s                                 4/30/99         24,899,375
         35,000,000  Lehman Brothers Hldg. 5.08s                                                5/28/99         34,713,544
         30,000,000  Lehman Brothers Hldg. 5.05s                                                5/17/99         29,802,208
         20,000,000  Lehman Brothers Hldg. 4.97s                                                5/19/99         19,864,706
         40,000,000  Metlife Funding. 4.85s                                                     4/26/99         39,859,889
         35,000,000  Morgan (J.P.) & Co., Inc. 5.546s                                           7/7/99          34,994,376
         45,000,000  Morgan (J.P.) & Co., Inc. 4.85s                                            7/12/99         44,375,562
         30,000,000  Morgan Stanley Dean Witter & Co. 4.9s                                      4/8/99          29,967,333
         25,000,000  Morgan Stanley Dean Witter & Co. 4.88s                                     5/18/99         24,837,333
         30,000,000  Morgan Stanley Dean Witter & Co. 4.87s                                     5/10/99         29,837,667
         30,000,000  Morgan Stanley Dean Witter & Co. 4.84s                                     5/28/99         29,766,067
         20,000,000  National Rural Utilities Co-operative
                       Finance Corp. 4.82s                                                      6/25/99         19,769,711
         25,000,000  PNC Funding Corp. 4.92s                                                    5/27/99         24,805,250
         30,000,000  PNC Funding Corp. 4.87s                                                    6/10/99         29,711,858
         21,755,000  Preferred Receivables Funding Corp. 5s                                     4/29/99         21,667,376
         42,000,000  Preferred Receivables Funding Corp. 4.88s                                  5/5/99          41,800,733
         24,840,000  Prudential Funding Corp. 5.05s                                             4/1/99          24,836,515
         38,000,000  Sheffield Receivables Corp. 4.88s                                          4/12/99         37,938,187
         35,000,000  Sheffield Receivables Corp. 4.87s                                          4/15/99         34,928,979
         35,000,000  Sheffield Receivables Corp. 4.86s                                          4/16/99         34,924,400
         30,000,000  Sheffield Receivables Corp. 4.83s                                          4/13/99         29,947,675
         25,000,000  USAA Capital Corp. 4.83s                                                   4/1/99          24,996,646
         21,000,000  USAA Capital Corp. 4.82s                                                   4/22/99         20,938,143
         30,000,000  Wells Fargo & Co. 5.31s                                                    3/31/00         29,988,477
         30,000,000  Windmill Funding Corp. 4.9s                                                4/1/99          29,995,917
         21,000,000  Windmill Funding Corp. 4.89s                                               5/14/99         20,874,490
         22,000,000  Windmill Funding Corp. 4.85s                                               4/16/99         21,952,578
         25,000,000  Windmill Funding Corp. 4.83s                                               4/15/99         24,949,583
         36,774,000  Windmill Funding Corp. 4.83s                                               4/14/99         36,704,926
         22,877,000  Windmill Funding Corp. 4 3/4s                                              9/27/99         22,333,671
                                                                                                            --------------
                                                                                                             2,454,656,781

Foreign (30.9%)
--------------------------------------------------------------------------------------------------------------------------
         40,000,000  Abbey National North America Corp. 4.88s
                       (United Kingdom)                                                         4/6/99          39,967,467
         38,000,000  Abbey National North America Corp. 4.823s
                       (United Kingdom)                                                         7/2/99          37,526,542
         29,000,000  Abbey National North America Corp. 4.74s
                       (United Kingdom)                                                         10/29/99        28,190,513
         42,000,000  Abbey National North America Corp. 4.735s
                       (United Kingdom)                                                         4/21/99         41,883,993
         25,000,000  Banco de Credito Nacional S.A. 5s
                       (Barclays (LOC)) (United Kingdom)                                        6/21/99         24,715,278
         12,000,000  Banco de Credito Nacional S.A. 4.96s
                       (Barclays (LOC)) (United Kingdom)                                        5/7/99          11,938,827
         26,000,000  Banco De Galicia Y Buenos Aires 4.87s
                       (Dresdner Bank (LOC)) (Germany)                                          5/20/99         25,824,139
         30,000,000  Banco Nacional De Comerico Ext.
                       (Barclays (LOC)) 4 7/8s United Kingdom                                   4/12/99         29,951,250
         29,000,000  Banco Nacional De Comerico Ext.
                       (Barclays (LOC)) 4.83s (United Kingdom)                                  5/6/99          28,859,930
         29,000,000  Bancomer, S.A., Institution de Banca Multiple
                       (Bank Of Montreal (LOC)) 5.05s (Canada)                                  4/7/99          28,971,524
         42,000,000  Bancomer, S.A., Institution de Banca Multiple
                       (Bank Of Montreal (LOC)) 4.95s (Canada)                                  6/16/99         41,555,325
         25,000,000  Bancomer, S.A., Institution de Banca Multiple
                       (Bank Of Montreal (LOC)) 4.87s (Canada)                                  8/11/99         24,550,201
         30,000,000  Bank Of Nova Scotia 4.88s (Canada)                                         5/25/99         29,776,333
         16,000,000  Cemex S.A. (Credit Suisse First Boston (LOC))
                       5.05s (Switzerland)                                                      4/9/99          15,979,800
         25,000,000  China Merchants (Cayman), Inc. 4.89s (Switzerland)                         5/13/99         24,853,979
         21,500,000  CBA Delaware Finance 4.84s (Australia)                                     5/21/99         21,352,582
         35,000,000  CBA Delaware Finance 4.83s (Australia)                                     6/21/99         34,614,942
         35,000,000  Contifinancial Corp. (Dresdner Bank AG (LOC))
                       5.15s (Germany)                                                          4/29/99         34,854,799
         17,500,000  Contifinancial Corp. (Dresdner Bank AG (LOC))
                       5s (Germany)                                                             4/28/99         17,431,944
         23,000,000  Contifinancial Corp. (Dresdner Bank AG (LOC))
                       4.85s (Germany)                                                          6/22/99         22,742,815
         36,000,000  Corporacion Andina de Fomento (Barclays (LOC))
                       4.85s (United Kingdom)                                                   4/26/99         35,873,900
         25,000,000  Credit Suisse First Boston 4.81s (Switzerland)                             5/10/99         24,866,389
         30,000,000  Credit Suisse First Boston 4.81s (Switzerland)                             5/5/99          29,859,708
         30,000,000  DaimlerChrysler NA Holding Corp. 4.88s
                       (Germany)                                                                6/8/99          29,719,400
         30,000,000  DaimlerChrysler NA Holding Corp. 4.88s
                       (Germany)                                                                5/19/99         29,800,733
         35,000,000  DaimlerChrysler NA Holding Corp. 4.86s
                       (Germany)                                                                5/11/99         34,806,275
         20,000,000  DaimlerChrysler NA Holding Corp. 4.84s
                       (Germany)                                                                5/21/99         19,862,867
         42,000,000  DaimlerChrysler NA Holding Corp. 4.81s
                       (Germany)                                                                4/14/99         41,921,437
         43,000,000  Demir Funding Corp. (Bayerische Hypo-und
                       Vereinsbank (LOC)) 4.86s (Germany)                                       4/12/99         42,930,340
         42,000,000  Den Danske Corp. Inc. 4.87s (Denmark)                                      4/7/99          41,960,228
         20,191,000  Den Danske Corp. Inc. 4.85s (Denmark)                                      5/4/99          20,098,514
         34,000,000  Den Danske Corp. Inc. 4.845s (Denmark)                                     6/17/99         33,643,085
         31,000,000  Diageo Capital PLC 4.87s (United Kingdom)                                  4/7/99          30,970,645
         25,000,000  Formosa Plastics Corp. (ABN AMRO
                       Bank N. V. (LOC)) 4.95s (Netherlands)                                    6/14/99         24,742,188
         20,000,000  Formosa Plastics Corp. (ABN AMRO
                       Bank N. V. (LOC)) 4.86s (Netherlands)                                    5/13/99         19,883,900
         25,000,000  Garanti Funding Corp. (Bayerische Hypo-und
                       Vereinsbank (LOC)) 4.8s (Germany)                                        8/2/99          24,586,667
         16,000,000  Girsa Funding Corp. (Societe Generale (LOC))
                       4.8s (France)                                                            7/26/99         15,750,400
         50,000,000  Girsa Funding Corp. (Societe Generale (LOC))
                       4.78s (France)                                                           7/26/99         49,223,250
         26,000,000  Glencore Finance Ltd. (ABN AMRO
                       Bank N. V. (LOC)) 4.9s (Netherlands)                                     4/9/99          25,968,150
         18,000,000  Nacional Financiera, S.N.C. (Barclays Bank
                       PLC (LOC)) 4.87s (United Kingdom)                                        11/12/99        17,449,690
         30,000,000  Toronto Dominion Holdings 4.77s (Canada)                                   11/5/99         29,129,475
         20,000,000  Transportation de Gas del Sur S.A. (Dresdner
                       Bank AG (LOC)) 4.86s (Germany)                                           6/23/99         19,773,200
         41,949,000  UBS AG 4.86s (Switzerland)                                                 6/11/99         41,541,256
         25,000,000  UBS AF 4.79s (Switzerland)                                                 10/12/99        24,351,354
         40,000,000  Westpac Banking Corp. 4.82s (Australia)                                    7/6/99          39,480,511
                                                                                                            --------------
                                                                                                             1,313,735,745
                                                                                                            --------------
                     Total Commercial Paper (cost $3,768,392,526)                                           $3,768,392,526

CERTIFICATES OF DEPOSIT (6.2%) (a)                                                             MATURITY
PRINCIPAL AMOUNT                                                                                 DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------
        $53,000,000  Bayerische Landesbank Girozentrate
                       5.115s (Germany)                                                         3/21/00     $   52,909,397
         35,000,000  Canadian Imperial Bank Of Commerce
                       5.12s (Canada)                                                           2/23/00         34,984,804
         30,000,000  Commerzbank AG 5.09s (Germany)                                             2/16/00         29,992,347
         35,000,000  Deutsche Bank 5.07s (Germany)                                              1/13/00         34,992,013
         30,000,000  Deutsche Bank 5.06s (Germany)                                              2/8/00          29,990,048
         31,000,000  Fleet National Bank 4.87s                                                  4/20/99         31,000,000
         27,000,000  Rabobank Nederland 5.71s (Netherlands)                                     5/21/99         26,996,715
         21,000,000  Societe Generale 5.785s (France)                                           5/12/99         20,999,154
                                                                                                            --------------
                     Total Certificates of Deposit (cost $261,864,478)                                      $  261,864,478

U. S. GOVERNMENT & AGENCY OBLIGATIONS (1.5%) (a)                                               MATURITY
PRINCIPAL AMOUNT                                                                                 DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------
        $35,000,000  Federal Home Loan Mortgage Corp. 4.81s                                     6/24/99     $   34,602,508
         30,000,000  Federal Home Loan Mortgage Corp. 4.81s                                     6/15/99         29,696,633
                                                                                                            --------------
                     Total U.S. Government & Agency Obligations
                       (cost $64,299,141)                                                                   $   64,299,141

BANK NOTES (1.6%) (a)                                                                          MATURITY
PRINCIPAL AMOUNT                                                                                 DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------
        $40,000,000  Nationsbank NA 4.96s                                                       6/9/99      $   40,000,000
         30,000,000  Fleet National Bank 4.88s                                                  7/30/99         30,000,000
                                                                                                            --------------
                     Total Bank Notes (cost $70,000,000)                                                    $   70,000,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $4,164,556,145) (b)                                            $4,164,556,145
--------------------------------------------------------------------------------------------------------------------------
(a) Percentages indicated are based on net assets of $4,250,800,934

(b) The aggregate identified cost on a tax basis is the same.

The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
March 31, 1999 (Unaudited)

Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at amortized cost (Note 1)                            $4,164,556,145
-----------------------------------------------------------------------------------------------
Cash                                                                                      4,333
-----------------------------------------------------------------------------------------------
Interest and other receivables                                                        9,261,422
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                              111,286,259
-----------------------------------------------------------------------------------------------
Total assets                                                                      4,285,108,159

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   658,642
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           29,424,230
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          3,059,807
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              415,199
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            28,031
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              7,482
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  389,430
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  324,404
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    34,307,225
-----------------------------------------------------------------------------------------------
Net assets                                                                       $4,250,800,934

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Note 4)                                                         $4,250,800,934
-----------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per class
A share ($3,292,062,798 divided by 3,292,062,798 shares)*                                 $1.00
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($847,125,248 divided by 847,125,248 shares)**                                            $1.00
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($1,262,994 divided by 1,262,994 shares)**                                                $1.00
-----------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per class M share
($110,349,894 divided by 110,349,894 shares)*                                             $1.00
-----------------------------------------------------------------------------------------------
 * Offered at net asset value.
** Class B and class C shares are available only by exchange of class B and class C shares from other Putnam funds and to certain systematic investment plan investors. For investors who acquired class B and class C shares through an exchange, the applicable contingent deferred sales charge will depend upon the fund which you exchanged.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended March 31, 1999 (Unaudited)

Interest income                                                                     $99,626,343
-----------------------------------------------------------------------------------------------
Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      5,909,290
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        2,430,319
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        20,895
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         15,242
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 1,917,203
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                       363
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    70,190
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  59,662
-----------------------------------------------------------------------------------------------
Registration fees                                                                       460,780
-----------------------------------------------------------------------------------------------
Auditing                                                                                  8,409
-----------------------------------------------------------------------------------------------
Legal                                                                                    12,959
-----------------------------------------------------------------------------------------------
Postage                                                                                 239,123
-----------------------------------------------------------------------------------------------
Other                                                                                    34,492
-----------------------------------------------------------------------------------------------
Total expenses                                                                       11,178,927
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (378,705)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         10,800,222
-----------------------------------------------------------------------------------------------
Net investment income                                                                88,826,121
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $88,826,121
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                       March 31    September 30
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $   88,826,121  $  139,881,316
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 88,826,121     139,881,316
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                         (69,743,911)   (113,849,258)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (16,894,972)    (22,607,932)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                              (1,864)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (2,185,374)     (3,424,126)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   797,328,488     849,862,355
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        797,328,488     849,862,355

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               3,453,472,446   2,603,610,091
---------------------------------------------------------------------------------------------------------------
End of period                                                                    $4,250,800,934  $3,453,472,446
---------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)


CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended                                                                          For the eleven
Per-share                       March 31                                                                           months ended
operating performance         (Unaudited)                           Year ended September 30                          Sept. 30++
-----------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income             $.0245           $.0517           $.0505           $.0507           $.0521           $.0299
-----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations              .0245            .0517            .0505            .0507            .0521            .0299
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions              $(.0245)         $(.0517)         $(.0505)         $(.0507)         $(.0521)         $(.0299)
-----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------------
Total return
at net asset value (%)(a)           2.47*            5.29             5.17             5.19             5.33             3.03*
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $3,292,063       $2,598,891       $2,134,223       $1,659,288       $1,189,640       $1,101,171
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .24*             .58              .57              .57              .62              .58*
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.42*            5.20             5.06             5.00             5.23             3.03*
-----------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

 ++ The fiscal year end has advanced from October 31 to September 30.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).



Financial highlights
(For a share outstanding throughout the period)


CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended                                                                         For the eleven
Per-share                       March 31                                                                           months ended
operating performance         (Unaudited)                           Year ended September 30                          Sept. 30++
-----------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income            $0.0222           $.0468           $.0455           $.0457           $.0469           $.0251
-----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations              .0222            .0468            .0455            .0457            .0469            .0251
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions              $(.0222)         $(.0468)         $(.0455)         $(.0457)         $(.0469)         $(.0251)
-----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------------
Total return
at net asset value (%)(a)           2.24*            4.78             4.65             4.67             4.80             2.54*
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $847,125         $759,748         $410,885         $438,316         $256,533         $194,187
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .49*            1.08             1.07             1.07             1.12             1.03*
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.17*            4.69             4.57             4.51             4.75             2.77*
-----------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

 ++ The fiscal year end has advanced from October 31 to September 30.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).



Financial highlights
(For a share outstanding throughout the period)


CLASS C
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  For the period
Per-share                                                                                                        February 1, 1999
operating performance                                                                                               to March 31+
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1999
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                  $.0075
-----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                   .0075
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                   $(.0075)
-----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------------
Total return
at net asset value (%)(a)                                                                                                 .75*
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                         $1,263
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                                 .16*
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                                                 .77*
-----------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

 ++ The fiscal year end has advanced from October 31 to September 30.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).



Financial highlights
(For a share outstanding throughout the period)


CLASS M
-----------------------------------------------------------------------------------------------------------------------------------
                                               Six months
                                                    ended                                                      For the period
Per-share                                        March 31                                                        Dec. 8, 1994+
operating performance                          (Unaudited)                   Year ended September 30              to Sept. 30
-----------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                              $.0239           $.0502           $.0490           $.0490           $.0434
-----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                               .0239            .0502            .0490            .0490            .0434
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                               $(.0239)         $(.0502)         $(.0490)         $(.0490)         $(.0434)
-----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------------
Total return
at net asset value (%)(a)                            2.41*            5.14             5.01             5.02             4.43*
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $110,350          $94,833          $58,502          $29,075           $8,440
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .32*             .73              .72              .72              .67*
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            2.34*            5.04             4.92             4.82             4.29*
-----------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

 ++ The fiscal year end has advanced from October 31 to September 30.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).




Notes to financial statements
March 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Money Market Fund (the "fund"), is registered under the Investment Company Act of 1940, as amended as a diversified, open-end management investment company. The fund seeks as high a rate of current income as Putnam Investment Management, Inc. ("Putnam Management") believes is consistent with preservation of capital and maintenance of liquidity. The fund achieves its objective by primarily investing in a portfolio of high-grade short-term obligations. The fund may invest up to 100% of its assets in the banking industry and in commercial paper and short-term corporate obligations of issuers in the personal credit institution and business credit industries.

The fund offers class A, class B, class C, and class M shares. The fund began offering class C shares on February 1, 1999. Each class of shares is sold without a front-end sales charge. Class B and class C shares are offered only in exchange for class B and class C shares of other Putnam funds, or purchased by certain systemic investments plans. Shareholders who acquired class B and class C shares through an exchange are subject to the same contingent deferred sales charge schedule as the fund from which they were exchanged. Class B shares, which convert to class A shares after approximately eight years, pay an ongoing distribution fee, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase (including any holding period of the shares in other Putnam funds). Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares pay an ongoing distribution fee lower than class B and class C shares but are not subject to a contingent deferred sales charge.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation The valuation of the fund's portfolio instruments is determined by means of the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management, the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

D) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

E) Interest income and distributions to shareholders Interest is recorded on the accrual basis. Income dividends (and distributions of realized gains, if any) are recorded daily by the fund and are distributed monthly to the shareholders.

F) Amortization of bond premium and accretion of bond discount Premiums and discounts from purchases of short-term investments are amortized/accreted using the straight-line method.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.50% of the first $100 million of average net assets, 0.40% of the next $100 million, 0.35% of the next $300 million, 0.325% of the next $500 million, and 0.30% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 1999, fund expenses were reduced by $378,705 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $2,000 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.75%, 0.75%, and 1.00% of the average net assets attributable to class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.50%, 0.50% and 0.15% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the six months ended March 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received $2,940,600 and $0 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended March 31, 1999, Putnam Mutual Funds Corp., acting as the underwriter received no monies in contingent deferred sales charges from redemptions of class A shares acquired through an exchange from another fund. For the six months ended March 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended March 31, 1999, purchases and sales (including maturities) of investment securities (all short-term obligations) aggregated $33,882,030,373 and $33,267,809,000, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At March 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares at a constant net asset value of $1.00 per share were as follows:

                                          Six months ended         Year ended
                                                  March 31       September 30
Class A                                               1999               1998
-----------------------------------------------------------------------------
Shares sold                                  4,412,143,243      6,667,169,273
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   68,038,226        108,688,157
-----------------------------------------------------------------------------
                                             4,480,181,469      6,775,857,430

Shares
repurchased                                 (3,787,009,829)    (6,311,189,399)
-----------------------------------------------------------------------------
Net increase                                   693,171,640        464,668,031
-----------------------------------------------------------------------------

                                          Six months ended         Year ended
                                                  March 31       September 30
Class B                                               1999               1998
-----------------------------------------------------------------------------
Shares sold                                  1,344,152,854      2,232,701,520
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   15,705,680         20,739,502
-----------------------------------------------------------------------------
                                             1,359,858,534      2,253,441,022

Shares
repurchased                                 (1,272,481,781)    (1,904,577,891)
-----------------------------------------------------------------------------
Net increase                                    87,376,753        348,863,131
-----------------------------------------------------------------------------

                                                               For the period
                                                             February 1, 1999
                                                                (commencement
                                                            of operations) to
                                                                     March 31
Class C                                                                  1999
-----------------------------------------------------------------------------
Shares sold                                                         1,576,349
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                                           1,864
-----------------------------------------------------------------------------
                                                                    1,578,213

Shares
repurchased                                                          (315,219)
-----------------------------------------------------------------------------
Net increase                                                        1,262,994
-----------------------------------------------------------------------------

                                          Six months ended         Year ended
                                                  March 31       September 30
Class M                                               1999               1998
-----------------------------------------------------------------------------
Shares sold                                    317,836,722        361,506,694
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,157,295          3,282,134
-----------------------------------------------------------------------------
                                               319,994,017        364,788,828

Shares
repurchased                                   (304,476,916)      (328,457,635)
-----------------------------------------------------------------------------
Net increase                                    15,517,101         36,331,193
-----------------------------------------------------------------------------



Fund information

INVESTMENT MANAGER
Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES
Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN
Putnam Fiduciary Trust Company

LEGAL COUNSEL
Ropes & Gray

TRUSTEES
George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS
George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

Joanne Driscoll
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Money Market Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' Web site: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
---------------------
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U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

SA039 51856 010/879/543   5/99